STOCKHOLDERS’ EQUITY (DEFICIT)	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
STOCKHOLDERS’ EQUITY (DEFICIT)

8. STOCKHOLDERS’ EQUITY (DEFICIT)

Common Stock

During the year ended December 31, 2025, the Company issued 1,000,000,000 shares of common stock in settlement of accounts payable and accrued expenses of $250,000.

During the year ended December 31, 2025, the Company issued 22,443,508 shares of common stock upon conversion of convertible notes payable and accrued interest of $223,435.

Series A Preferred Stock

During the year ended December 31, 2025, the Board of Directors of the Company designated 2,700,000 shares of preferred stock as Series A Preferred Stock. As of December 31, 2025, and 2024 the Company had no shares of Series A Preferred Stock issued and outstanding. Additionally, at December 31, 2025, and 2024, the Company had 2,700,000 and 0 shares of Series A Preferred Stock authorized. The Series A Preferred Stock does not have a nominal or par value and has a stated value of $1 per share.

The Series A Preferred Stock does not have voting rights and holders of the Series A Preferred Stock are not entitled to receive dividends that are declared or paid to holders of common stock or any other class of the Company’s stock. Upon the occurrence of any liquidation, dissolution or winding up of the Company, either voluntary or involuntary (a “Liquidation”), each holder of Series A Preferred Stock then outstanding shall be entitled to receive, after payment shall be made in respect of any other series of preferred stock then in existence that is outstanding and senior to the Series A Preferred Stock, and before any payment shall be made in respect of the Common Stock, or other series of preferred stock then in existence that is outstanding and junior to the Series A Convertible Preferred Stock upon liquidation, an amount per share of Series A Convertible Preferred Stock up to the stated value of the Series A Preferred Stock.

The Series A Preferred Stock is convertible at the option of the holder into shares of common stock equal to the stated value divided by the conversion price. The conversion price is equal to the VWAP of the Company’s common stock price over the ten (10) trading days preceding, but not including, the conversion date. The Series A Preferred Stock may not be converted into common stock if such a conversion would result in the holder of the Series A Preferred Stock holding an excess of 4.99% of the Company’s common stock outstanding immediately after giving effect to the conversion. The conversion price is subject to standard adjustments for the effects of stock dividends and stock splits.

Share Consideration for Acquisition of Intangible Assets

During the year ended December 31, 2025, the Company issued 100,000,000 shares of common stock, and agreed to issue $2,700,000 of Series A Preferred Stock for intangible assets of $2,800,000. As of December 31, 2025 the shares of Series A Preferred Stock remained unissued and therefore were recorded as a shares to be issued liability of $2,700,000. See note 5 for more information.

Non-Controlling Interest in Aibotics

During the year ended December 31, 2024, the Company issued 477,417 shares of Aibotics common stock to settle $477,417 of accrued expenses.

During the year ended December 31, 2024, the Company issued 200,000 shares of Aibotics Series B Preferred Stock to the seller as satisfaction of the intangible assets’ consideration in the amount of $4,400.

During the year ended December 31, 2025 the Company issued 58,234,996 shares of Aibotics common stock to settle $363,166 of accounts payable and accrued expenses.

During the year ended December 31, 2025 the Company issued 75,000,000 shares of Aibotics common stock to settle $225,000 of related party accrued expenses.

During the year ended December 31, 2025 the Company issued 16,666,667 shares of Aibotics common stock in exchange for cash proceeds of $50,000.

During the year ended December 31, 2025, the Company issued 297,002,793 shares of Aibotics common stock for cash and settlement of accrued interest, net of issuance costs in the amount of $1,012,121.